Debt - Convertible Notes (Details) $ / shares in Units, $ in Thousands	Dec. 07, 2021 USD ($) $ / shares shares	Dec. 07, 2021 USD ($) $ / shares shares	Dec. 07, 2021 USD ($) $ / shares shares	Dec. 07, 2021 USD ($) vote $ / shares shares	Dec. 07, 2021 USD ($) Day $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price (in usd per shares) | $ / shares	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Convertible notes payable						$ 200,000	$ 200,000
Convertible Notes Payable
Debt Instrument [Line Items]
Debt, face amount	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Stated interest rate percentage	6.00%	6.00%	6.00%	6.00%	6.00%
Debt instrument, convertible, threshold trading days				180	180
Debt instrument, convertible, threshold consecutive trading days				20	20
Debt instrument, trading days	30 days
Debt instrument, convertible, average daily trading days				30	30
Debt instrument, convertible, for first two years after initial issuance		$ 3,000
Debt instrument, convertible, term of after initial issuance	2 years
Debt instrument, convertible, thereafter		2,000
Debt instrument, convertible, obligated equal amount to pay of interest, term	12 months
Unamortized debt issuance expense						$ 9,100	$ 9,600
Convertible Debt, Par Value
Debt Instrument [Line Items]
Debt, face amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Common Stock | Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument, shares issuable (in shares) | shares	17,391,304	17,391,304	17,391,304	17,391,304	17,391,304
Debt instrument, convertible, conversion price (in usd per shares) | $ / shares	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Debt instrument, convertible, threshold percentage of stock price trigger			130.00%